Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Trade receivables	1,837	2,977
Trade receivables	1,837	2,977

Schedule of Other Current Assets
Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Research tax credit receivable	4,792	3,369
VAT receivable	1,185	1,104
Prepaid expenses	1,925	3,195
Other receivables	1,332	1,085
Other current assets	9,234	8,753

Schedule of Changes in Research Tax Credit Receivables
The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2024	3,369
2025 research tax credit – Nanobiotix S.A. (1)	1,616
2025 research tax credit – Nanobiotix Corp (1)	(69)
Receipt of 2024 research tax credit - Nanobiotix Corp	(124)
Receivable as of June 30, 2025	4,792
(1) See Note 16 - Revenue and other income.